SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Aug. 31, 2014
Summary Of Significant Accounting Policies Tables
Summary of fair value measurements

	Quoted Active Markets	Significant Other	Significant
	for Identical Assets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
August 31, 2013	$-	$-	$-	$-
August 31, 2014 -Warrants	$-	$275,796	$-	$275,796